Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Interest expense			¥ 62,972	$ 9,005	¥ 73,090	¥ 69,472
NetEase Group [Member]
Related Party Transaction [Line Items]
Effective interest rate			2.40%	2.40%	2.80%
Interest expense			¥ 23,130		¥ 28,382	31,959
Amount drawn down under the facility			926,588		913,000		$ 132,500
NetEase [Member] | Revolving Loan Facility [Member]
Related Party Transaction [Line Items]
Interest expense			39,842		¥ 44,708	¥ 37,513
Debt Instrument, Term	3 years	3 years
Line of Credit Facility, Maximum Borrowing Capacity | $	$ 300,000	$ 300,000
Amount drawn down under the facility			¥ 926,600				$ 132,100
Line of credit facility expiration date			Mar. 31, 2030	Mar. 31, 2030
NetEase [Member] | Revolving Loan Facility [Member] | SOFR [Member]
Related Party Transaction [Line Items]
Debt instrument variable interest rate spread		1.10%
NetEase [Member] | Revolving Loan Facility [Member] | LIBOR [Member]
Related Party Transaction [Line Items]
Debt instrument variable interest rate spread		1.10%
NetEase [Member] | Revolving Loan Facility [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Effective interest rate	2.80%
NetEase [Member] | Revolving Loan Facility [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Effective interest rate	2.40%